Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,758	$ 14,269	$ 13,443	$ 14,672	$ 10,299	$ 11,323	$ 9,597	$ 9,455	$ 8,731	$ 8,421	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 18,482	14,164	13,442	14,771	10,450	11,569	9,882	9,804	9,121	8,864	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,040,307	1,548,693	1,455,009	1,583,593	1,109,452	1,216,262	1,028,066	1,010,226	930,213	894,682	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,050,343	1,554,577	1,459,836	1,587,138	1,110,651	1,216,297	1,028,116	1,010,406	930,722	894,897	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 20,170	15,488	15,264	15,738	10,225	12,292	11,233	10,998	9,916	9,452	10,000
Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 25,521	19,013	20,562	19,800	13,381	15,715	14,201	13,525	11,576	10,201	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 20,170	15,488	15,264	15,738	10,225	12,292	11,233	10,998	9,916	9,452	10,000
Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 25,521	19,013	20,562	19,800	13,381	15,715	14,201	13,525	11,576	10,201	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 2,016,985	1,548,776	1,526,450	1,573,767	1,022,495	1,229,175	1,123,292	1,099,800	991,554	945,238	1,000,000
Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 2,552,114	1,901,252	2,056,245	1,979,976	1,338,135	1,571,549	1,420,071	1,352,531	1,157,610	1,020,120	1,000,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 2,016,985	1,548,776	1,526,450	1,573,767	1,022,495	1,229,175	1,123,292	1,099,800	991,554	945,238	1,000,000
Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 2,552,114	$ 1,901,252	$ 2,056,245	$ 1,979,976	$ 1,338,135	$ 1,571,549	$ 1,420,071	$ 1,352,531	$ 1,157,610	$ 1,020,120	$ 1,000,000